Fair Value Option - Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value (Detail) - Investment Management funds - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets of consolidated investment management funds:
Trading assets	$ 1,228	$ 8,678
Other assets	173	604
Subtotal assets of consolidated investment management funds, at fair value	1,401	9,282
Liabilities of consolidated investment management funds:
Trading liabilities	229	7,660
Other liabilities	17	9
Subtotal liabilities of consolidated investment management funds, at fair value	$ 246	$ 7,669